Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Short-term Investments Classifications

Short-term investments classification as of December 31, 2024, 2023, 2022 and 2021 were shown as below:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Held-to-maturity debt investments	$1,649,810	$1,563,566	$319,679	$1,727,106
Available-for-sale debt investments	2,134,316	1,157,885	408,808	—
Equity securities	5,829,202	7,173,124	5,925,181	79,343
Total short-term investments	$9,613,328	$9,894,575	$6,653,668	$1,806,449

Summary Long-term Investments Held by Company

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Held-to-maturity debt investment	$206,885	$342,892	$380,733	$642,004
Equity securities	—	294,620	921,407	—
Equity method investments	278,384	236,212	117,780	13,831
Private equity investments without readily determinable fair values	6,080	6,118	6,159	—
Total long-term investments	$491,349	$879,842	$1,426,079	$655,835

Summary of Equity Method Investments

Equity method investments

		Equity method investment balance		Equity method income (loss)
		December 31,		For the year ended December 31,
	Ownership Percentage	2024	2023 (Restated)	2024	2023 (Restated)
SKY Biologics Co., Ltd	45.00%	$93,281	$101,537	$(7,895)	$(1,756)
VIVO (Suzhou) Health Industry Investment Fund L.P.	15.70%	96,178	55,283	1,324	(432)
Vivo Innovation Fund II, L.P.	16.86%	34,216	30,459	(549)	303
Vivo Co-Invest (S), L.P.	100.00%	7,905	7,961	(42)	(19)
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	28,312	24,707	4,341	(8,424)
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	11,960	13,230	(922)	(857)
UPH Biopharmaceutical (Private) Limited	51.00%	—	219	(216)	(276)
Others		6,532	2,816	1,259	—
Total equity method investments		$278,384	$236,212	$(2,700)	$(11,461)

		Equity method investment balance		Equity method income (loss)
		December 31,		For the year ended December 31,
	Ownership Percentage	2022 (Restated)	2021 (Restated)	2022 (Restated)	2021 (Restated)
SKY Biologics Co., Ltd	45.00%	$—	$—	$—	$—
VIVO (Suzhou) Health Industry Investment Fund L.P.	15.70%	57,351	—	(659)	—
Vivo Innovation Fund II, L.P.	16.86%	22,179	—	3,458	—
Vivo Co-Invest (S), L.P.	100.00%	7,965	—	(97)	—
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	27,384	10,693	5,060	2,628
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	—	—	—	—
UPH Biopharmaceutical (Private) Limited	51.00%	—	—	—	—
Others		2,901	3,138	—	—
Total equity method investments		$117,780	$13,831	$7,762	$2,628